Stockholders' Equity (Deficit) (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Common stock outstanding	96,079,318		96,079,318		23,218,117	22,754,308
Current derivative liabilities					$ 2,032,881
Additional paid-in capital due			176,555
Change in fair value of derivative liabilities	(33,835)	129,987	(54,545)	(190,957)	117,477
Change in fair value of derivative liabilities, warrant vesting	14,388	33,883	29,969	33,883
Gain related to change in estimated dollar value of earn-out payable	(499,177)	16,131	(193,465)	76,782
Stock based compensation, value	1,184,045	95,568	1,277,794	210,429	391,410	416,012
Expected compensation next twelve months	6,222,535		6,222,535
Vested warrants	736,138		736,138		623,014
Weighted average exercise price of granted options			$ 0.31
Weighted average grant date fair value			$ 0.27
Shares of stock issued	96,079,318		96,079,318		23,218,117	22,754,308
Value of shares issued	96,080		96,080		23,218	22,754
StockIssuance1Member
Shares of stock issued	750,000		750,000
Value of shares issued	183,750		183,750
StockIssuance2 [Member]
Shares of stock issued	7,000,000		7,000,000
Value of shares issued	1,034,310		1,034,310
StockIssuance3 [Member]
Shares of stock issued	1,483,669		1,483,669
StockIssuance4 [Member]
Shares of stock issued	36,780,000		36,780,000
Net proceeds	6,789,686		6,789,686
Transaction costs	566,315		566,315
StockIssuance5 [Member]
Shares of stock issued	26,772,532		26,772,532
StockIssuance6 [Member]
Shares of stock issued	75,000		75,000
General and administrative expense	18,375		18,375
IncentivePlan 2010 [Member]
Shares authorized under plan	3,124,000		3,124,000
IncentivePlan 2013 [Member]
Shares authorized under plan	33,386,086		33,386,086
NonEmpl Warrant1 [Member]
Share based compensation	700,000		700,000
NonEmpl Warrant2 [Member]
Share based compensation	200,000		200,000
NonEmpl Warrant3 [Member]
Share based compensation	5,000		5,000
NonEmpl Warrant4 [Member]
Share based compensation	25,000		25,000
Warrant1 [Member]
Share based compensation	688,669		688,669
Warrant exercise price	$ 2.00		$ 2.00
Warrant2 [Member]
Share based compensation	153,535		153,535
Warrant exercise price	$ 2.00		$ 2.00
Warrant3 [Member]
Share based compensation	27,249,550		27,249,550
Warrant exercise price	$ 0.20		$ 0.20
Warrant4 [Member]
Share based compensation	3,602,558		3,602,558
Warrant exercise price	$ 0.20		$ 0.20
Non-Employee Warrant [Member]
Current derivative liabilities					95,041
Private Placement [Member]
Common stock purchased by issuance of warrant						688,669
Common stock price						$ 2.00
Conversion [Member]
Common stock purchased by issuance of warrant						153,515
Common stock price						$ 2.00
Director [Member]
Stock based compensation, value					86,883
Additional Director [Member]
Stock based compensation, value					$ 91,000